Description of the Plan - Plan Termination (Details)	12 Months Ended
Dec. 31, 2025
SIMON PROPERTY GROUP AND ADOPTING ENTITIES MATCHING SAVINGS PLAN
Description of the Plan
Vesting percentage	100.00%